Investments	12 Months Ended
Dec. 31, 2020
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Investments

 NOTE 15   INVESTMENTS

Equity-accounted investees and investments at FVTOCI as at December 31 were comprised of:

		Principal Place	Proportion of Ownership Interest
		of Business and	and Voting Rights Held (%)		Carrying Amount
Name	Principal Activity	Incorporation	2020	2019	2020	2019
Equity-accounted investees
MOPCO	Nitrogen Producer	Egypt	-	26	-	270
Profertil	Nitrogen Producer	Argentina	50	50	233	212
Canpotex	Marketing and Logistics	Canada	50	50	-	-
Other associates and joint ventures					176	178
Total equity-accounted investees					409	660
Investments at FVTOCI
Sinofert	Fertilizer Supplier and Distributor	China/Bermuda	22	22	153	161
Total investments at FVTOCI					153	161

In 2020, as a result of our strategic decision to dispose of our investment in MOPCO, we received cash consideration of $540 for the disposal of the investment and settlement of legal claims. This resulted in a pre-tax gain of $250 recorded in other (income) expenses.

We continuously assess our ability to exercise significant influence or joint control over our investments. Our 22 percent ownership in Sinofert does not constitute significant influence as we do not have any representation on the Board of Directors of Sinofert. We elected to account for our investment in Sinofert as FVTOCI as it is held for strategic purposes.

Future conditions related to Profertil may be affected by political, economic and social instability. We are exposed to foreign exchange risk related to fluctuations in the Argentine peso against the US dollar. This may also restrict our ability to obtain dividends from Profertil.